Leases	6 Months Ended
Jun. 30, 2019
Disclosure Text Block [Abstract]
Lessor, Operating Leases [Text Block]

Note 7 - Leases

The Company has an operating lease for our facility, which have remaining terms 5 years with an option to renew for 3 additional years. They also do not have an early termination clause included. Our operating lease agreements do not contain any material restrictive covenants.

As of June 30, 2019, the Company's lease components included in the consolidated balance sheet were as follows:

Lease component	Classification	June 30, 2019
Assets
ROU assets - operating lease	Other assets	$112,827

Total ROU assets		$112,827

Liabilities
Current operating lease liability	Current liabilities	$18,898

Long-term operating lease liability	Other liabilities	94,173

Total lease liabilities		$113,071

Rent expense is recognized on a straight-line basis over the life of the lease. Rent expense consists of the following:

Six months ended
June 30, 2019
Operating lease costs	$4,192
Short term lease cost	3,000

Total rent expense	$7,192

Future minimum lease payments under non-cancellable leases were as follows:

June 30, 2019
2019 - remaining 6 months	$11,844
2020	24,161
2021	24,886
2022	25,633
2023	26,402
2024 and beyond	8,886
Total future minimum lease payments	$121,812
Less: Interest	8,741
Total operating lease liabilities	$113,071

Current operating lease liability	$18,898
Long-term operating lease liability	94,173
Total operating lease liabilities	$113,071